Lease liabilities - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Leases Payments [Line Items]
Decrease in lease liabilities		€ (21,600)
Termination of contracts		22,539	€ 0
Land, buildings and leasehold improvements
Disclosure Of Detailed Information About Leases Payments [Line Items]
Termination of contracts		€ 22,516	€ 0
Land, buildings and leasehold improvements | Austria
Disclosure Of Detailed Information About Leases Payments [Line Items]
Termination of contracts	€ 22,500